Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement)	12 Months Ended
Dec. 31, 2025 USD ($)
NCE EIP
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash	$ 2,737,129
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Excluding Rollover	7,796,478
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Rollover	760,639
EBP, Change in Net Asset Available for Benefit, Increase from Contribution	11,294,246
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Change in Plan Interest in Master Trust	3,592,263
EBP, Change in Net Asset Available for Benefit, Increase from Interest and Dividend Income on Investment	2,849,764
EBP, Change in Net Asset Available for Benefit, Increase from Interest Income on Investment	23,767,447
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Unrealized Gain (Loss) on Investment	30,209,474
EBP, Change in Net Asset Available for Benefit, Increase from Interest Income on Note Receivable from Participant	401,814
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	(10,783,481)
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	(214,355)
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	30,907,698
EBP, Net Asset Available for Benefit	207,840,234
NCE ESSOP
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash	11,712,285
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Excluding Rollover	24,799,762
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Rollover	509,244
EBP, Change in Net Asset Available for Benefit, Increase from Contribution	37,021,291
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Change in Plan Interest in Master Trust	5,881,407
EBP, Change in Net Asset Available for Benefit, Increase from Interest and Dividend Income on Investment	18,345,357
EBP, Change in Net Asset Available for Benefit, Increase from Interest Income on Investment	80,393,599
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Unrealized Gain (Loss) on Investment	104,620,363
EBP, Change in Net Asset Available for Benefit, Increase from Interest Income on Note Receivable from Participant	581,297
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	(50,447,977)
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	(517,514)
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	91,257,460
EBP, Net Asset Available for Benefit	$ 676,881,302